OTHER CURRENT LIABILITIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Xtribe PLC [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF OTHER CURRENT LIABILITIES

As of June 30, 2024 and December 31, 2023, other current liabilities consisted of the following:

	June 30, 2024	December 31, 2023
Liabilities for corporate taxes	6,175	11,387
Others	6,018	871
Total	$12,193	$12,258

As of December 31, 2023, and 2022, other current liabilities consisted of the following:

	December 31, 2023	December 31, 2022
Liabilities for corporate taxes	11,387	14,901
Others	871	939
Total	$12,258	$15,840